ALPINE MUNICIPAL MONEY MARKET FUND

A SERIES OF ALPINE INCOME TRUST

Supplement dated July 26, 2012
to the Summary Prospectus dated February 28, 2012

Effective July 26, 2012, the “Institutional Class” shares will be renamed as “Investor Class” shares for Alpine Municipal Money Market Fund.

All references to Institutional Class with respect to Alpine Municipal Money Market Fund are hereby replaced with Investor Class.

Effective July 26, 2012, the section titled “Purchase and Sale of Fund Shares” of the Alpine Municipal Money Market Fund’s Summary Prospectus and is replaced in its entirety as follows:

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day by written request via mail (Alpine Funds, c/o Boston Financial Data Services, Inc., PO Box 8061, Boston, MA 02266), by wire transfer, by telephone at 1-888-785-5578, or through a financial intermediary. The minimum initial amount of investment in the Municipal Money Market Fund is $2,500. There is no minimum for subsequent investments if payment is mailed by check, otherwise the minimum is $100.

Please retain this Supplement for future reference.

ALPINE MUNICIPAL MONEY MARKET FUND

A SERIES OF ALPINE INCOME TRUST

Supplement dated July 26, 2012
to the Statutory Prospectus dated February 28, 2012

Effective July 26, 2012, the “Institutional Class” shares will be renamed as “Investor Class” shares for Alpine Municipal Money Market Fund.

All references to Institutional Class with respect to Alpine Municipal Money Market Fund are hereby replaced with Investor Class.

Effective July 26, 2012, the following section titled “How to Buy Shares – Investor Class” is added to the Trust’s Statutory Prospectus:

Investor Class (Municipal Money Market Fund)

You may purchase shares of the Municipal Money Market Fund on any day the NYSE is open. The minimum initial investment in the Fund’s Investor Class is $2,500. The minimum may be waived in certain situations. There is no minimum investment requirement for subsequent investments if mailed by check. Telephone and Internet subsequent purchases are subject to a minimum of $100. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request in good order by the Funds’ transfer agent (the “Transfer Agent”) or your financial intermediary, together with payment in the amount of the purchase. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Funds. All requests received in good order before 4:00 p.m. Eastern time, or the closing of the NYSE, whichever is earlier, will be processed on that same day. Requests received after 4:00 p.m. Eastern Time, or after the closing of the NYSE, whichever is earlier, will receive the next business day’s NAV.

Effective July 26, 2012, the first paragraph in the section titled “How to Buy Shares - Institutional Class” of the Trust’s Statutory Prospectus is replaced in its entirety as follows:

Institutional Class (Ultra Short Fund)

You may purchase shares of the Ultra Short Fund on any day the NYSE is open. The minimum initial investment in the Fund’s Institutional Class is $250,000. The minimum may be waived in certain situations as described below. There is no minimum investment requirement for subsequent investments if mailed by check. Telephone and Internet subsequent purchases are subject to a minimum of $100. Shares will be issued at the net asset value per share next computed after the receipt of your purchase request in good order by the Funds’ transfer agent (the “Transfer Agent”) or your financial intermediary, together with payment in the amount of the purchase. No sales charge is imposed on purchases or on the reinvestment of dividends. Stock certificates will not be issued. Instead, your ownership of shares will be reflected in your account records with the Funds. All requests received in good order before 4:00 p.m. Eastern time, or the closing of the NYSE, whichever is earlier, will be processed on that same day. Requests received after 4:00 p.m. Eastern time, or the closing of the NYSE, whichever is earlier, will receive the next business day’s NAV.

Effective July 26, 2012, the section titled “Exchange Privilege” of the Trust’s Statutory Prospectus is replaced in its entirety as follows:

You may exchange some or all of your shares of the Ultra Short Fund for shares of the same class of one of the other Alpine Funds. You may do this through your financial intermediary, or by telephone, mail or via the Internet as described below. An exchange involves the redemption of shares of one Fund and the purchase of shares of another Alpine Fund. Once an exchange request has been placed by telephone, mail, or Internet, it is irrevocable and may not be modified or canceled. Exchanges are made on the basis of the relative net asset values of the shares being exchanged next determined after an exchange request is received. An exchange which represents an initial investment in a fund is subject to the minimum investment requirements of that fund. In addition, brokers and other financial intermediaries may charge a fee for processing exchange requests. Exchanges are not subject to redemption fees, except in the case when you are exchanging from a fund with a redemption fee to a fund that does not currently charge a redemption fee. If you exchange from a fund without a redemption fee into a fund with a redemption fee, the fee liability begins on the trade date of the exchange and not the original share purchase date.

Shareholders of the Municipal Money Market Fund generally may not exchange their shares for shares of one of the other Alpine Funds, provided, however, that any shareholder of the Municipal Money Market Fund holding shares of the Fund prior to or on July 26, 2012, employees of the Adviser or its affiliates and their immediate families, and investment advisory clients of the Adviser or its affiliates, may exchange shares of the Money Market Fund for shares of the Institutional Class of any other Alpine Fund.

The Alpine Funds each have different investment objectives and policies. You should review the objective and policies of the fund whose shares will be acquired in an exchange before placing an exchange request. An exchange is a taxable transaction for Federal income tax purposes. You are limited to five exchanges per calendar year. The exchange privilege may be modified or discontinued at any time by the Alpine Funds upon sixty days’ notice.

Please retain this Supplement for future reference.

ALPINE MUNICIPAL MONEY MARKET FUND

A SERIES OF ALPINE INCOME TRUST

Supplement dated July 26, 2012
to the Statement of Additional Information dated February 28, 2012

Effective July 26, 2012, the “Institutional Class” shares will be renamed as “Investor Class” shares for Alpine Municipal Money Market Fund.

All references to Institutional Class with respect to Alpine Municipal Money Market Fund are hereby replaced with Investor Class.

Effective July 26, 2012, the first sentence in the section titled “Shareholder Accounts – Purchasing Shares” of the Trust’s Statement of Additional Information is replaced with the following language:

As described under “How to Buy Shares” in the Prospectus, Investor Class shares of the Alpine Municipal Money Market Fund and Institutional Class shares of the Alpine Ultra Short Tax Optimized Fund are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by the Distributor of the Funds’ shares.

Effective July 26, 2012, the section titled “Exchange Privilege” of the Trust’s Statement of Additional Information is replaced in its entirety with the following language:

Exchange Privilege

As described under “Exchange Privilege” in the Funds’ Prospectus, shareholders of the Alpine Ultra Short Tax Optimized Fund may exchange their shares of that Fund for shares of the other Fund, based upon the relative net asset values per share of the Funds at the time the exchange is effected.

Shareholders of the Municipal Money Market Fund generally may not exchange their shares for shares of one of the other Alpine Funds, provided, however, that any shareholder of the Municipal Money Market Fund holding shares of the Fund prior to or on July 26, 2012, employees of the Adviser or its affiliates and their immediate families, and investment advisory clients of the Adviser or its affiliates, may exchange shares of the Money Market Fund for shares of the Institutional Class of any other Alpine Fund.

Please retain this Supplement for future reference.